Subsequent event: (Details) $ in Millions, $ in Millions		12 Months Ended
	Jan. 26, 2026 USD ($) location	Dec. 31, 2025 location	Mar. 26, 2026 COP ($)	Jan. 31, 2007 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of airports | location		9
Companhia de Participaes em Concesses
Disclosure of non-adjusting events after reporting period [line items]
Estimated capital expenditure | $			$ 164,611	$ 65,934
Major business combination | Companhia de Participaes em Concesses
Disclosure of non-adjusting events after reporting period [line items]
Number of airports | location	20
Purchase price | $	$ 936